Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2017	Apr. 30, 2017
Document Information [Line Items]
Entity Registrant Name	US Alliance Corp
Entity Central Index Key	0001463913
Trading Symbol	usac
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		5,600,339
Document Type	S-4/A
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form S-4 (this "Amendment") amends the Registration Statement on Form S-4 of US Alliance Corporation, originally filed on June 1, 2017 (the "Original Filing"). We are filing this Amendment to file additional exhibits and update the Exhibit Table provided in Item 21 of Part II. This Amendment restates the Original Filing in its entirety, but makes no other changes to the Company's Original Filing other than as described in this Explanatory Note. Accordingly, this Amendment speaks as of the filing date of the Original Filing and does not otherwise modify or update any other disclosures made in the Original Filing.